OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	9 Months Ended
Dec. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
Right-of-use-asset	($)
Balance at March 31, 2023	62,208
Amortization	(20,175)
Balance at March 31, 2024	42,033
Amortization	(15,132)
Balance at December 31, 2024	26,901

Schedule of changes in the lease liability
Lease liability	($)
Balance at March 31, 2023	72,903
Lease payment – base rent portion	(28,056)
Lease liability – accretion expense	7,360
Balance as at March 31, 2024	52,207
Current portion	23,443
Long-term portion	28,764

Lease liability	($)
Balance at March 31, 2024	52,207
Lease payment – base rent portion	(21,123)
Lease liability – accretion expense	3,806
Balance at December 31, 2024	34,890
Current portion	25,640
Long-term portion	9,250

Schedule of future lease payments
Future lease payments (base rent portion only)	($)
Fiscal 2025 (January 1, 2025 to March 31, 2025)	7,042
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	37,554
Less: imputed interest	(2,664)
Lease liability as at December 31, 2024	34,890